Members' Equity (Details) - AVAX	1 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended
	Oct. 31, 2025 USD ($)	Mar. 31, 2026 USD ($) item	Dec. 31, 2025 item	Dec. 31, 2025 item
Shareholders' Deficit [Line Items]
Number of digital assets to be received	192,923
Avalanche Treasury Company LLC
Shareholders' Deficit [Line Items]
Number of digital assets to be received | item		166,179	192,923	192,923
Subscription receivable before fair value adjustment	$ 5,922,749	$ 5,125,002
Fair value adjustment in subscription receivable		797,747
Loss on subscription receivable		$ 527,720